INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6%
	APPAREL & TEXTILE PRODUCTS - 0.9%
693	Hermes International SCA	$ 1,695,009
304,399	PRADA SpA	1,789,190
		3,484,199
	ASSET MANAGEMENT - 2.3%
32,392	3i Group plc	1,759,426
30,180	Brookfield Corporation	1,983,724
80,229	Grupo de Inversiones Suramericana S.A.	928,488
27,425	Julius Baer Group Ltd.	1,977,633
1,433	Partners Group Holding A.G.	1,965,504
		8,614,775
	AUTOMOTIVE - 3.0%
21,349	Continental A.G.	1,872,938
136,424	Denso Corporation	1,982,305
3,775	Ferrari N.V.	1,801,468
906,820	Geely Automobile Holdings Ltd.	2,275,350
49,495	Mahindra & Mahindra Ltd.	1,771,921
16,308	Toyota Industries Corporation	1,813,147
		11,517,129
	BANKING - 9.3%
5,970,080	Bank Mandiri Persero Tbk P.T.	1,715,478
35,591	Bank Polska Kasa Opieki S.A.	1,789,854
7,832,606	Bank Rakyat Indonesia Persero Tbk P.T.	1,927,104
400,966	BOC Hong Kong Holdings Ltd.	1,811,570
15,280	Commonwealth Bank of Australia	1,702,889
98,510	Credit Agricole S.A.	1,801,043
45,358	Danske Bank A/S	1,864,513
1,900,650	First Financial Holding Company Ltd.	1,762,164
198,914	Grupo Financiero Banorte SAB de CV	1,811,787
122,806	Hang Seng Bank Ltd.	1,754,943
323,417	Intesa Sanpaolo SpA	2,033,415
79,714	KakaoBank Corporation	1,415,793
18,058	KBC Group N.V.	2,128,135
72,140	National Australia Bank Ltd.	2,020,071
23,218	OTP Bank Nyrt	2,023,575

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	BANKING - 9.3% (Continued)
90,727	Powszechna Kasa Oszczednosci Bank Polski S.A.	$ 1,767,781
525,078	SCB X PCL	2,089,870
144,470	Standard Bank Group Ltd.	2,038,082
65,475	United Overseas Bank Ltd.	1,795,660
		35,253,727
	BIOTECH & PHARMA - 3.1%
15,678	Celltrion, Inc.	1,893,271
35,535	Chugai Pharmaceutical Company Ltd.	1,573,804
12,085	CSL Ltd.	1,683,644
8,988	Genmab A/S(a)	2,236,799
400,272	H Lundbeck A/S	2,092,013
9,270	UCB S.A.	2,167,048
		11,646,579
	CHEMICALS - 5.4%
26,296	Akzo Nobel N.V.	1,814,790
3,100,029	Chandra Asri Pacific Tbk P.T.	1,553,687
171,446	Clariant A.G.	1,760,184
26,164	Covestro A.G. 144A(a),(b)	1,817,922
44,664	Croda International plc	1,513,911
2,450	EMS-Chemie Holding A.G.	1,878,469
86,088	Evonik Industries A.G.	1,660,535
378	Givaudan S.A.	1,592,007
31,943	Nutrien Ltd.	1,840,964
52,663	Solvay S.A.	1,730,998
16,522	Symrise A.G.	1,599,826
50,677	Yara International ASA	1,843,563
		20,606,856
	COMMERCIAL SUPPORT SERVICES - 2.9%
167,086	ALS Ltd.	2,032,674
53,593	Bureau Veritas S.A.	1,614,874
59,716	Edenred S.E.	1,725,331
28,115	Intertek Group plc	1,782,076
18,160	SGS S.A.	1,851,042

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.9% (Continued)
216,532	Worley Ltd.	$ 2,081,574
		11,087,571
	CONSTRUCTION MATERIALS - 1.9%
15,705	Amrize Ltd.(a)	819,245
340,129	Grupo Argos S.A./Colombia	1,449,413
13,517	Holcim A.G.	1,131,822
361,597	Siam Cement PCL (The)	2,407,996
6,712	Sika A.G.	1,556,034
		7,364,510
	CONTAINERS & PACKAGING - 0.5%
50,380	Huhtamaki OYJ	1,789,141

	DIVERSIFIED INDUSTRIALS - 0.5%
43,767	Alfa Laval A.B.	1,990,788

	ELECTRIC UTILITIES - 7.7%
218,405	CLP Holdings Ltd.	1,844,916
100,745	E.ON S.E.	1,796,535
424,007	EDP - Energias de Portugal S.A.	1,878,248
159,392	EDP Renovaveis S.A.	1,871,910
59,530	Endesa S.A.	1,813,266
19,307,783	Enel Americas S.A.	2,007,690
195,618	Enel SpA	1,804,015
5,954,644	First Gen Corporation	1,708,769
39,178	Fortis, Inc.	1,949,843
99,504	Fortum OYJ	1,721,446
96,642	Iberdrola S.A.	1,817,195
44,120	RWE A.G.	1,767,071
73,649	SSE plc	1,721,980
183,351	Terna - Rete Elettrica Nazionale	1,843,590
728,607	Vector Ltd.	2,002,896
24,142	Verbund A.G.	1,721,201
		29,270,571

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	ELECTRICAL EQUIPMENT - 2.1%
627,170	Delta Electronics Thailand PCL	$ 2,913,862
28,132	Kone OYJ, Class B	1,767,752
6,860	Schneider Electric S.E.	1,685,511
4,284	Trane Technologies PLC	1,780,430
		8,147,555
	ENGINEERING & CONSTRUCTION - 1.4%
109,818	AFRY A.B.	1,733,521
34,804	Ferrovial S.E.	1,900,806
9,207	WSP Global, Inc.	1,874,987
		5,509,314
	ENTERTAINMENT CONTENT - 0.4%
294,893	Bollore S.E.	1,720,583

	FOOD - 2.5%
69,054	Ajinomoto Company, Inc.	1,883,671
655,350	Grupo Bimbo S.A.B. de C.V.	2,039,235
675,237	Premier Foods PLC	1,721,128
255,526	Tate & Lyle plc	1,835,497
810,051	Wilmar International Ltd.	1,862,360
		9,341,891
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
198,160	Suzano S.A.	1,920,129
66,940	UPM-Kymmene OYJ	1,905,077
		3,825,206
	GAS & WATER UTILITIES - 1.9%
387,995	Hera SpA	1,667,439
2,179,175	Hong Kong & China Gas Company Ltd.	1,959,604
58,822	Naturgy Energy Group S.A.	1,864,635
311,398	Snam SpA	1,895,561
		7,387,239
	HEALTH CARE FACILITIES & SERVICES - 1.1%
37,042	Fresenius S.E. & Company KGaA	2,010,901
12,802	ICON plc(a)	2,277,988
		4,288,889

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	HOME & OFFICE PRODUCTS - 0.4%
18,954	SEB S.A.	$ 1,379,037

	HOME CONSTRUCTION - 0.5%
2,349	Geberit A.G.	1,720,886

	HOUSEHOLD PRODUCTS - 0.9%
14,759	Beiersdorf A.G.	1,696,016
7,714	LG H&H Company Ltd.	1,642,424
		3,338,440
	INDUSTRIAL REIT - 0.5%
83,055	Goodman Group	1,866,985

	INDUSTRIAL SUPPORT SERVICES - 1.1%
28,484	Ashtead Group PLC	2,096,495
1,421,484	United Tractors Tbk P.T.	2,107,054
		4,203,549
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
713,909	B3 S.A. - Brasil Bolsa Balcao	1,714,266
5,687	Deutsche Boerse A.G.	1,673,704
34,405	Hong Kong Exchanges & Clearing Ltd.	1,990,473
12,596	London Stock Exchange Group plc	1,560,711
		6,939,154
	INSURANCE - 5.4%
202,403	AIA Group Ltd.	1,905,773
285,483	BB Seguridade Participacoes S.A.	1,719,574
246,339	Dai-ichi Life Holdings, Inc.	2,055,800
1,044	Fairfax Financial Holdings Ltd.	1,797,320
8,155	Intact Financial Corporation	1,633,138
529,574	Legal & General Group plc	1,771,402
47,112	Power Corp of Canada	1,994,117
146,376	Prudential PLC	1,955,716
173,441	Sampo OYJ, A Shares	1,989,429
1,838	Swiss Life Holding A.G.	1,984,643

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INSURANCE - 5.4% (Continued)
71,857	Tryg A/S	$ 1,889,619
		20,696,531
	INTERNET MEDIA & SERVICES - 1.6%
5,987	Naspers Ltd.	1,971,401
33,155	Prosus N.V.	2,048,094
12,064	REA Group Ltd.	1,981,825
		6,001,320
	MACHINERY - 4.9%
25,082	ANDRITZ A.G.	1,764,747
6,355	Disco Corporation	1,788,015
68,243	FANUC Corporation	1,940,022
26,471	GEA Group AG	1,925,952
33,839	KION Group A.G.	2,200,781
11,269	Krones A.G.	1,732,070
79,936	Sandvik A.B.	2,019,422
5,221	SMC Corporation	1,619,939
121,611	TOMRA Systems ASA	1,848,495
237,409	WEG S.A.	1,652,870
		18,492,313
	MEDICAL EQUIPMENT & DEVICES - 1.9%
19,526	Coloplast A/S - Series B	1,875,190
6,734	EssilorLuxottica S.A.	2,049,581
6,184	Sonova Holding A.G.	1,799,957
14,125	Straumann Holding A.G.	1,656,178
		7,380,906
	METALS & MINING - 4.5%
15,997	Agnico Eagle Mines Ltd.	2,306,452
73,753	Antofagasta plc	2,138,071
75,473	BHP Group Ltd.	2,133,158
183,207	Fortescue Ltd.	2,313,917
11,555	Franco-Nevada Corporation	2,177,726
25,993	Rio Tinto Ltd.	1,964,146
42,030	Valterra Platinum Limited	1,925,010

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	METALS & MINING - 4.5% (Continued)
21,232	Wheaton Precious Metals Corporation	$ 2,132,244
		17,090,724
	OIL & GAS PRODUCERS - 7.7%
72,915	Aker BP ASA	1,841,627
58,956	Canadian Natural Resources Ltd.	1,866,965
136,028	Cenovus Energy, Inc.	2,262,263
9,206	Delek Group Ltd.	2,027,024
376,319	ENEOS Holdings, Inc.	2,252,788
114,077	Eni SpA	2,033,877
73,203	Equinor ASA	1,804,481
134,183	Inpex Corporation	2,298,970
212,857	MOL Hungarian Oil & Gas plc	1,830,663
34,565	OMV A.G.	1,902,712
81,983	ORLEN S.A.	1,749,949
369,742	Santos Ltd.	1,940,535
30,040	TotalEnergies S.E.	1,879,916
38,723	Tourmaline Oil Corporation	1,644,392
119,404	Woodside Energy Group Ltd.	2,063,647
		29,399,809
	REAL ESTATE OWNERS & DEVELOPERS - 3.1%
414,638	CK Asset Holdings Ltd.	1,953,125
2,537,832	New World Development Company Ltd.(a)	2,155,158
4,510,546	SM Prime Holdings, Inc.	1,823,160
47,952	Sumitomo Realty & Development Company Ltd.	1,988,987
735,597	Swire Properties Ltd.	1,992,930
52,590	Vonovia S.E.	1,699,686
		11,613,046
	RETAIL - CONSUMER STAPLES - 3.0%
186,765	Aeon Company Ltd.	2,270,911
37,386	Alimentation Couche-Tard, Inc.	1,894,957
157,192	BIM Birlesik Magazalar A/S	2,024,705
541,163	Cencosud S.A.	1,715,540
73,176	Jeronimo Martins SGPS S.A.	1,809,499

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL - CONSUMER STAPLES - 3.0% (Continued)
206,112	President Chain Store Corporation	$ 1,715,466
		11,431,078
	RETAIL - DISCRETIONARY - 0.4%
118,146	SM Investments Corporation	1,560,809

	SEMICONDUCTORS - 2.5%
25,228	Advantest Corporation	2,004,102
44,239	Infineon Technologies A.G.	1,809,095
8,578	NXP Semiconductors N.V.	2,014,543
151,291	Renesas Electronics Corporation	1,818,988
61,290	STMicroelectronics N.V.	1,666,853
		9,313,581
	SOFTWARE - 1.8%
8,546	Check Point Software Technologies Ltd.(a)	1,650,574
512	Constellation Software, Inc.	1,696,417
50,812	Dassault Systemes S.E.	1,581,003
26,053	WiseTech Global Ltd.	1,735,446
		6,663,440
	STEEL - 0.6%
65,682	voestalpine A.G.	2,174,290

	TECHNOLOGY HARDWARE - 1.6%
8,908	Garmin Ltd.	2,154,133
14,773	Samsung SDI Company Ltd.	2,203,368
442,885	Wistron Corporation	1,636,667
		5,994,168
	TECHNOLOGY SERVICES - 0.4%
10,874	Wolters Kluwer N.V.	1,368,631

	TELECOMMUNICATIONS - 1.1%
235,477	MTN Group Ltd.	1,999,629
613,842	Singapore Telecommunications Ltd.	2,061,879
		4,061,508

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TRANSPORTATION & LOGISTICS - 4.5%
70,116	Aena SME S.A. 144A,(b)	$ 2,029,091
17,962	Canadian National Railway Company	1,738,849
7,688	DSV A/S	1,702,428
86,309	East Japan Railway Company	2,122,386
1,338,054	Eva Airways Corporation	1,700,026
8,454	Kuehne + Nagel International A.G.	1,720,045
87,040	Poste Italiane SpA 144A,(b)	2,037,280
32,612	Ryanair Holdings plc - ADR	2,069,884
206,114	Transurban Group	1,969,285
		17,089,274
	WHOLESALE - CONSUMER STAPLES - 0.5%
35,576	ITOCHU Corporation	2,032,645

	TOTAL COMMON STOCKS (Cost $319,281,569)	374,658,647

	PREFERRED STOCK — 0.6%
	CHEMICALS — 0.6%
52,771	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $2,458,392)	2,407,592

	TOTAL INVESTMENTS - 99.2% (Cost $321,739,961)	$ 377,066,239
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	2,889,565
	NET ASSETS - 100.0%	$ 379,955,804

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ASA	- Allmennaksjeselskap
A/S	- Anonim Sirketi
GDR	- Global Depositary Receipt
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
SCA	- Société en Commandite par Actions
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025 the total market value of 144A securities is $5,884,293 or 1.5% of net assets.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
AUGUST 31, 2025

Diversification of Assets
Country	Percentage of Net Assets
Common Stocks
Japan	8.3%
Canada	8.1%
Switzerland	6.7%
Australia	6.7%
Germany	6.7%
United Kingdom	5.3%
France	4.1%
Hong Kong	4.1%
Italy	4.0%
Netherlands	3.3%
Denmark	3.1%
Spain	2.5%
Finland	2.4%
South Africa	2.1%
Austria	2.0%
Thailand	2.0%
Norway	2.0%
Indonesia	1.9%
Korea (Republic Of)	1.9%
Brazil	1.9%
Taiwan Province Of China	1.8%
Ireland	1.6%
Belgium	1.6%
Sweden	1.5%
Singapore	1.5%
Poland	1.4%
Philippines	1.4%
Cayman Islands	1.1%
Hungary	1.0%
Chile	1.0%
Mexico	1.0%
Portugal	1.0%
Israel	1.0%
Colombia	0.6%
Turkey	0.5%
New Zealand	0.5%
India	0.5%
United States	0.5%
Total Common Stocks	98.6%
Preferred Stock
Chile	0.6%
Total Preferred Stock	0.6%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%